Short-Term and Long-Term Debts - Summary of Long-Term Debts (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Long-term debts	¥ 939,987,391	$ 136,715,495	¥ 175,000,000
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	8.00%	8.00%
Long-term debts, Term	36 months	36 months
Long-term debts	¥ 19,202,803	$ 2,792,932
Securitization Debts Payable [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 146,702,116	$ 21,336,938	125,000,000
Securitization Debts Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	8.00%	8.00%
Long-term debts, Term	24 months	24 months
Securitization Debts Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	16.00%	16.00%
Long-term debts, Term	27 months	27 months
Factoring and Subleasing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 128,068,458	$ 18,626,785
Factoring and Subleasing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	7.50%	7.50%
Long-term debts, Term	15 months	15 months
Factoring and Subleasing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	8.40%	8.40%
Long-term debts, Term	36 months	36 months
Co-financing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.60%	6.60%
Long-term debts	¥ 596,014,014	$ 86,686,643
Co-financing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Term	24 months	24 months
Co-financing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Term	36 months	36 months
Trust Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.75%	4.75%
Long-term debts, Term	36 months	36 months
Long-term debts	¥ 50,000,000	$ 7,272,197	¥ 50,000,000